Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges
Restructuring recognized during the year ended December 31, 2020 comprise:

	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Restructuring charges	$18,089	$—	$12,490
Net charge	$18,089	$—	$12,490

Schedule of Restructuring Reserve by Type of Cost

	Workforce reductions	Onerous leases	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Net charge	$11,391	$6,698	$18,089

	Workforce reductions liability	Onerous lease liability	Total
	(in thousands)
Initial restructuring provision	$11,391	$6,698	$18,089
Utilization	(6,987)	(1,309)	$(8,296)
Foreign exchange movement	—	325	$325
Provision at December 31, 2020	$4,404	$5,714	$10,118

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$9,684	$2,806	$12,490
Utilized	(5,399)	(672)	$(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilized	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilized	(731)	(276)	(1,007)
Provision at December 31, 2020	$—	$630	$630

Schedule of Operating Lease Maturity
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as of December 31, 2020 were as follows:

Minimum rental payments
(in thousands)
2021	$2,602
2022	1,896
2023	999
2024	139
2025	139
Thereafter	402
Total future minimum lease payments (including related costs)	6,177
Lease imputed interest	(463)
Total	$5,714
Future minimum lease payments under non-cancelable leases as of December 31, 2020 were as follows:

Minimum rental
payments
(in thousands)
2021	$26,164
2022	21,510
2023	16,108
2024	10,165
2025	6,046
Thereafter	10,490
Total future minimum lease payments	90,483
Lease imputed interest	(5,348)
Total	$85,135